Vanguard®  Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (36.5%)
Canada (2.3%)
	Royal Bank of Canada	44,678	5,663
	Bank of Nova Scotia	93,972	5,028
	Enbridge Inc.	74,294	3,457
			14,148
France (2.4%)
	TotalEnergies SE	107,213	6,311
	Engie SA	241,523	5,213
	Pernod Ricard SA	30,044	3,107
			14,631
Germany (0.8%)
	Talanx AG	38,667	5,016
Hong Kong (1.0%)
	AIA Group Ltd.	694,400	5,780
India (0.7%)
	HDFC Bank Ltd. ADR	58,362	4,400
Italy (1.3%)
	FinecoBank Banca Fineco SpA	353,454	7,644
Japan (2.4%)
	Isuzu Motors Ltd.	297,139	4,016
	Tokio Marine Holdings Inc.	84,841	3,588
	KDDI Corp.	201,911	3,495
	Mitsubishi UFJ Financial Group Inc.	236,305	3,306
			14,405
Netherlands (0.6%)
	Koninklijke KPN NV	782,201	3,677
Norway (1.5%)
	DNB Bank ASA	176,524	4,721
	Equinor ASA	192,206	4,500
			9,221
Spain (0.6%)
	Industria de Diseno Textil SA	66,094	3,581
Switzerland (0.6%)
	UBS Group AG (Registered)	111,773	3,566
Taiwan (0.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	130,500	4,162
United Kingdom (6.3%)
	BAE Systems plc	322,107	8,259
	AstraZeneca plc	46,087	6,751
	Reckitt Benckiser Group plc	92,150	6,264
	HSBC Holdings plc	419,379	4,941
[1]	National Grid plc	329,130	4,661
	RS Group plc	483,913	3,718
	Unilever plc	52,130	3,317
			37,911
United States (15.3%)
	Lamar Advertising Co. Class A	59,101	7,124
	Philip Morris International Inc.	39,431	7,121
	Deere & Co.	11,866	6,007
	Sempra	69,081	5,429
	Merck & Co. Inc.	70,141	5,390
	Ares Management Corp. Class A	29,342	4,856
	Novartis AG (Registered)	41,386	4,777

				Shares	Market Value ($000)
	Darden Restaurants Inc.			21,403	4,585
	Coterra Energy Inc.			186,350	4,530
	Duke Energy Corp.			37,815	4,452
	Johnson & Johnson			27,435	4,258
	Elevance Health Inc.			10,376	3,983
	Bank of America Corp.			90,071	3,975
	Texas Instruments Inc.			21,632	3,955
	Atmos Energy Corp.			25,398	3,929
	Cisco Systems Inc.			60,030	3,784
	Lockheed Martin Corp.			7,413	3,576
	UnitedHealth Group Inc.			10,637	3,211
	Home Depot Inc.			7,793	2,870
	TransUnion			32,508	2,784
	Edison International			29,130	1,621
					92,217
Total Common Stocks (Cost $161,852)					220,359
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.7%)
[2,3]	Fannie Mae REMICS	2.500%	5/25/45	408	381
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	41	40
[2,3]	Fannie Mae REMICS	3.500%	6/25/44	59	58
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	396	373
[2,3]	Freddie Mac REMICS	2.000%	7/25/50	521	454
[2,3]	Freddie Mac REMICS	4.000%	9/15/41	334	323
[2]	Ginnie Mae II Pool	2.000%	11/20/50–2/20/51	1,161	932
[2]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,010	847
[2,4]	Ginnie Mae II Pool	3.000%	11/20/49–6/15/55	694	606
[2]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	1,167	1,044
[2]	Ginnie Mae II Pool	4.000%	8/20/52	720	663
[2]	Ginnie Mae II Pool	4.500%	3/20/53	823	781
[2]	Ginnie Mae II Pool	5.000%	9/20/52	528	515
[2]	Ginnie Mae REMICS	2.500%	10/20/49	1,082	954
[2]	Ginnie Mae REMICS	2.750%	9/20/44	46	44
[2,3]	UMBS Pool	2.000%	4/1/41–8/1/51	3,844	3,071
[2,3]	UMBS Pool	2.500%	1/1/52	1,553	1,277
[2,3,4]	UMBS Pool	3.000%	10/1/51–6/25/55	2,795	2,388
[2,3]	UMBS Pool	3.500%	7/1/51–8/1/52	1,010	903
[2,3]	UMBS Pool	4.000%	3/1/46–8/1/51	719	675
[2,3]	UMBS Pool	4.500%	1/1/38–4/1/53	2,269	2,187
[2,3]	UMBS Pool	5.000%	9/1/52–11/1/54	2,773	2,691
[2,3]	UMBS Pool	5.500%	1/1/53–9/1/53	4,246	4,223
[2,3]	UMBS Pool	6.000%	2/1/53	2,446	2,484
	United States Treasury Note/Bond	1.750%	8/15/41	670	435
	United States Treasury Note/Bond	2.000%	11/15/41	578	389
	United States Treasury Note/Bond	2.375%	5/15/51	894	553
	United States Treasury Note/Bond	2.500%	2/15/45	150	103
	United States Treasury Note/Bond	3.375%	8/15/42	215	177
	United States Treasury Note/Bond	3.750%	4/30/27	3,913	3,902
	United States Treasury Note/Bond	3.875%	3/31/27–4/30/30	6,244	6,228
	United States Treasury Note/Bond	4.000%	11/15/42	194	174
	United States Treasury Note/Bond	4.125%	8/15/44	239	215
	United States Treasury Note/Bond	4.250%	5/15/35–2/15/54	1,293	1,219
	United States Treasury Note/Bond	4.375%	1/31/32–8/15/43	321	307
[5]	United States Treasury Note/Bond	4.500%	2/15/44–11/15/54	2,470	2,320
	United States Treasury Note/Bond	4.625%	2/15/35–2/15/55	4,913	4,717
	United States Treasury Note/Bond	4.750%	11/15/43–5/15/55	3,457	3,379
[4]	United States Treasury Note/Bond	5.000%	5/15/45	274	277
Total U.S. Government and Agency Obligations (Cost $53,530)					52,309
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
Bermuda (0.0%)
[2,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	93	92
United States (2.1%)
[2,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	575	553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	5.740%	10/15/36	770	765
[2,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	97	92
[2,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	169	168
[2,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	547	526
[2,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	244	244
[2,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.872%	10/25/41	98	98
[2,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	699	709
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	720
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	115	111
[2,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	681	652
[2,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	685	690
[2,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	646	651
[2,6]	New Economy Assets - Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	475	446
[2,6]	PRET Trust Series 2025-RPL2	4.000%	8/25/64	1,158	1,114
[2,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	1,543	1,525
[2,6]	RFR Trust Series 2025-SGRM	5.379%	3/11/41	1,923	1,944
[2,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	26	26
[2,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	763	767
[2,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	467	473
[2,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	440	441
					12,715
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,637)					12,807
Corporate Bonds (35.6%)
Australia (1.0%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	1,500	1,539
[2,8]	Glencore Capital Finance DAC	4.154%	4/29/31	735	862
[6]	Glencore Funding LLC	6.375%	10/6/30	1,754	1,860
[6]	Glencore Funding LLC	6.500%	10/6/33	199	213
[6]	Glencore Funding LLC	5.634%	4/4/34	875	880
[6]	Glencore Funding LLC	5.893%	4/4/54	789	754
[6]	Glencore Funding LLC	6.141%	4/1/55	150	147
					6,255
Belgium (0.8%)
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	823	742
[2,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	374
[2,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	1,550	1,735
[2,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	425	474
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	474	439
[8]	Shurgard Luxembourg Sarl	3.625%	10/22/34	800	893
					4,657
Canada (1.7%)
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	830	842
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	685	684
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	810	806
[6]	Constellation Software Inc.	5.158%	2/16/29	130	132
[6]	Constellation Software Inc.	5.461%	2/16/34	2,160	2,164
[9]	Emera Inc.	4.838%	5/2/30	1,560	1,182
	Emera US Finance LP	2.639%	6/15/31	1,199	1,033
	Enbridge Inc.	3.125%	11/15/29	1,092	1,020
[9]	Enbridge Inc.	6.100%	11/9/32	888	721
	Fortis Inc.	3.055%	10/4/26	625	612
[9]	Rogers Communications Inc.	3.250%	5/1/29	1,305	938
					10,134
Denmark (1.4%)
[2,10]	Danske Bank A/S	2.250%	1/14/28	560	723
[6]	Danske Bank A/S	5.705%	3/1/30	280	289
[2,8]	Jyske Bank A/S	4.125%	9/6/30	1,435	1,687
[2,8]	Jyske Bank A/S	3.625%	4/29/31	885	1,019
[2,8]	Jyske Bank A/S	5.125%	5/1/35	1,125	1,344
[2,8]	Nykredit Realkredit A/S	3.500%	7/10/31	3,250	3,694
					8,756
France (1.5%)
[6]	BNP Paribas SA	5.335%	6/12/29	3,180	3,233
[6]	BPCE SA	5.281%	5/30/29	280	286
[6]	BPCE SA	5.876%	1/14/31	840	863
[6]	BPCE SA	5.389%	5/28/31	375	378
[6]	BPCE SA	3.116%	10/19/32	250	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	BPCE SA	6.508%	1/18/35	1,370	1,404
[8]	Credit Agricole Home Loan SFH SA	2.625%	2/17/31	600	680
[6]	Credit Agricole SA	5.862%	1/9/36	641	652
[2,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/28	800	912
[6]	WEA Finance LLC	2.875%	1/15/27	95	92
[6]	WEA Finance LLC	3.500%	6/15/29	205	194
					8,908
Germany (0.3%)
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	152
[2,10]	E.ON International Finance BV	5.875%	10/30/37	50	66
[2,10]	E.ON International Finance BV	6.125%	7/6/39	100	135
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	1,600	1,718
					2,071
Italy (0.9%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/29	980	1,151
[2,8]	Credit Agricole Italia SpA	3.250%	2/15/34	600	684
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	2,250	2,649
[2,8]	Intesa Sanpaolo SpA	3.850%	9/16/32	955	1,103
					5,587
Japan (0.2%)
[2,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	805	1,011
Luxembourg (0.2%)
[8]	JAB Holdings BV	4.375%	4/25/34	1,000	1,162
Norway (0.2%)
[2,8]	Aker BP ASA	1.125%	5/12/29	560	589
[6]	Aker BP ASA	3.100%	7/15/31	658	573
					1,162
Saudi Arabia (0.5%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,700	1,494
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	525	525
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	895	877
					2,896
Spain (0.5%)
[2,8]	Banco de Sabadell SA	3.500%	8/28/26	1,700	1,963
[2]	Banco Santander SA	5.365%	7/15/28	600	609
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	200	233
					2,805
Switzerland (0.7%)
[8]	Sika Capital BV	1.500%	4/29/31	955	1,000
	UBS AG	7.500%	2/15/28	1,816	1,952
	UBS AG	5.650%	9/11/28	309	320
[6]	UBS Group AG	6.301%	9/22/34	1,192	1,261
					4,533
United Arab Emirates (0.2%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	1,175	1,146
United Kingdom (3.2%)
[2,10]	Affinity Water Finance plc	6.250%	9/12/40	525	699
	Barclays plc	5.086%	2/25/29	550	553
[2,8]	British Telecommunications plc	3.875%	1/20/34	1,005	1,160
[2,10]	Hammerson plc	5.875%	10/8/36	625	803
	HSBC Holdings plc	4.899%	3/3/29	410	411
	HSBC Holdings plc	5.240%	5/13/31	610	613
[8]	HSBC Holdings plc	4.599%	3/22/35	1,755	2,062
	Lloyds Banking Group plc	5.985%	8/7/27	979	993
	Lloyds Banking Group plc	5.679%	1/5/35	697	704
[2,8]	Motability Operations Group plc	4.000%	1/22/37	280	318
[2,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	542
[2,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	310	250
[2,8]	National Grid plc	0.163%	1/20/28	925	984
[2,8]	National Grid plc	3.875%	1/16/29	650	764
[2,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	880	1,018
[2,10]	Severn Trent Utilities Finance plc	5.875%	7/31/38	566	748
	Smith & Nephew plc	5.400%	3/20/34	456	454
[10]	South West Water Finance plc	5.750%	12/11/32	800	1,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,10]	South West Water Finance plc	6.375%	8/5/41	640	845
[6]	Standard Chartered plc	5.005%	10/15/30	2,227	2,225
[2,8]	United Utilities Water Finance plc	3.750%	5/23/34	1,195	1,349
[2,10]	Yorkshire Water Finance plc	6.375%	11/18/34	405	552
					19,127
United States (22.3%)
[4,12]	Aflac Inc.	1.726%	10/18/30	250,000	1,745
[6]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,755
[8]	Alphabet Inc.	2.500%	5/6/29	1,465	1,666
[8]	Alphabet Inc.	3.000%	5/6/33	790	895
[8]	Alphabet Inc.	3.875%	5/6/45	790	899
[8]	Alphabet Inc.	4.000%	5/6/54	440	498
	Alphabet Inc.	5.250%	5/15/55	50	48
	Alphabet Inc.	5.300%	5/15/65	25	24
	American Express Co.	4.731%	4/25/29	470	473
	American Express Co.	5.043%	5/1/34	434	432
	American Express Co.	5.284%	7/26/35	840	835
	American International Group Inc.	4.850%	5/7/30	245	246
	American International Group Inc.	3.400%	6/30/30	1,149	1,082
[8]	American Medical Systems Europe BV	3.500%	3/8/32	540	625
[6]	American Transmission Systems Inc.	2.650%	1/15/32	605	524
	Aon North America Inc.	5.300%	3/1/31	1,517	1,555
	AT&T Inc.	3.500%	6/1/41	1,031	789
	AT&T Inc.	4.300%	12/15/42	972	803
	AT&T Inc.	4.650%	6/1/44	265	224
	AT&T Inc.	4.350%	6/15/45	330	267
	AT&T Inc.	4.750%	5/15/46	995	849
[6]	Athene Global Funding	2.500%	3/24/28	2,763	2,598
[6]	Athene Global Funding	5.583%	1/9/29	685	699
[6]	Athene Global Funding	2.646%	10/4/31	1,258	1,077
	Athene Holding Ltd.	6.625%	5/19/55	185	184
[6]	Aviation Capital Group LLC	5.375%	7/15/29	2,596	2,625
	Bank of America Corp.	5.933%	9/15/27	982	997
	Bank of America Corp.	5.819%	9/15/29	1,764	1,828
	Bank of America Corp.	5.872%	9/15/34	1,409	1,463
	Bank of America Corp.	3.311%	4/22/42	625	466
	Bank of New York Mellon Corp.	4.729%	4/20/29	275	277
[6]	Beacon Funding Trust	6.266%	8/15/54	455	435
[8]	Becton Dickinson & Co.	3.828%	6/7/32	1,425	1,654
[6]	Belrose Funding Trust II	6.792%	5/15/55	660	662
	Boeing Co.	5.705%	5/1/40	192	185
	Boeing Co.	5.805%	5/1/50	555	520
	Boeing Co.	6.858%	5/1/54	1,736	1,853
[8]	Booking Holdings Inc.	4.500%	5/9/46	460	529
	BP Capital Markets America Inc.	5.227%	11/17/34	505	504
	BP Capital Markets America Inc.	3.001%	3/17/52	235	144
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,530	1,560
	Capital One Financial Corp.	6.312%	6/8/29	1,101	1,147
	Capital One Financial Corp.	5.700%	2/1/30	105	108
	Capital One Financial Corp.	7.964%	11/2/34	675	772
	Capital One Financial Corp.	6.051%	2/1/35	348	357
	Capital One Financial Corp.	5.884%	7/26/35	1,036	1,050
	Charter Communications Operating LLC	4.200%	3/15/28	2,810	2,775
	Charter Communications Operating LLC	2.250%	1/15/29	1,041	951
	Charter Communications Operating LLC	5.050%	3/30/29	435	437
	Charter Communications Operating LLC	3.900%	6/1/52	694	457
	Citizens Financial Group Inc.	5.841%	1/23/30	265	272
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	249
[6]	CNO Global Funding	4.875%	12/10/27	210	211
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	350	343
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	225	233
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	678	681
	Constellation Brands Inc.	4.800%	5/1/30	310	310
	Constellation Brands Inc.	4.100%	2/15/48	486	368
	Corebridge Financial Inc.	4.350%	4/5/42	733	600
[6]	Corebridge Global Funding	5.900%	9/19/28	1,107	1,150
[4]	Cousins Properties LP	5.250%	7/15/30	235	236
	CRH SMW Finance DAC	5.125%	1/9/30	780	793
	Crown Castle Inc.	4.800%	9/1/28	171	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	4.300%	2/15/29	126	124
	Crown Castle Inc.	4.900%	9/1/29	216	216
	Crown Castle Inc.	3.300%	7/1/30	172	159
	Crown Castle Inc.	2.250%	1/15/31	31	27
	Crown Castle Inc.	2.100%	4/1/31	49	41
	Crown Castle Inc.	5.100%	5/1/33	362	354
	Crown Castle Inc.	5.800%	3/1/34	384	392
	Crown Castle Inc.	5.200%	9/1/34	522	509
	Dominion Energy Inc.	4.600%	5/15/28	400	401
[2]	Dominion Energy Inc.	3.375%	4/1/30	92	86
[2]	Dominion Energy Inc.	4.900%	8/1/41	247	216
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	240
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	241
	DTE Energy Co.	5.200%	4/1/30	495	504
	Duke Energy Carolinas LLC	6.050%	4/15/38	517	541
	Duke Energy Corp.	5.000%	8/15/52	906	767
	Duke Energy Progress LLC	4.200%	8/15/45	350	283
	Energy Transfer LP	5.200%	4/1/30	90	91
	Energy Transfer LP	5.150%	3/15/45	581	494
	Energy Transfer LP	6.125%	12/15/45	567	539
	Enterprise Products Operating LLC	4.850%	3/15/44	1,096	962
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	527
	Eversource Energy	5.950%	7/15/34	557	574
	Extra Space Storage LP	5.400%	6/15/35	1,349	1,324
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	40	41
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	124	119
	Florida Power & Light Co.	5.050%	4/1/28	125	128
[8]	Fortive Corp.	3.700%	8/15/29	1,515	1,769
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	200	207
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	1,319	1,369
[6]	Foundry JV Holdco LLC	5.900%	1/25/33	380	387
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	576	594
[6]	GA Global Funding Trust	5.500%	1/8/29	1,248	1,273
[6]	GA Global Funding Trust	5.200%	12/9/31	725	720
[6]	GA Global Funding Trust	5.900%	1/13/35	915	912
	Georgia Power Co.	4.850%	3/15/31	415	420
	Georgia Power Co.	4.950%	5/17/33	515	511
	Georgia Power Co.	5.200%	3/15/35	735	732
	Georgia Power Co.	4.300%	3/15/42	846	710
[2]	Georgia Power Co.	3.700%	1/30/50	35	25
	Georgia Power Co.	5.125%	5/15/52	700	636
	GLP Capital LP	3.250%	1/15/32	658	570
	GLP Capital LP	6.750%	12/1/33	1,029	1,080
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	287
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	702	682
	Home Depot Inc.	3.300%	4/15/40	620	484
[6]	Hyundai Capital America	6.250%	11/3/25	2,648	2,661
	Intel Corp.	4.600%	3/25/40	1,651	1,400
	Intel Corp.	5.600%	2/21/54	1,468	1,304
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,768	1,764
[4,6]	Jackson National Life Global Funding	4.700%	6/5/28	775	776
[8]	Johnson & Johnson	3.350%	2/26/37	505	570
[8]	Johnson & Johnson	3.700%	2/26/55	655	704
	JPMorgan Chase & Co.	6.087%	10/23/29	919	960
	JPMorgan Chase & Co.	5.140%	1/24/31	213	216
	JPMorgan Chase & Co.	4.912%	7/25/33	912	904
	JPMorgan Chase & Co.	6.254%	10/23/34	1,368	1,462
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	500	387
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	494
	Kenvue Inc.	5.050%	3/22/53	617	563
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	462	458
[6]	Lincoln Financial Global Funding	4.625%	5/28/28	275	276
	LXP Industrial Trust	6.750%	11/15/28	1,557	1,638
[6]	Mars Inc.	5.650%	5/1/45	210	206
[6]	Mars Inc.	5.700%	5/1/55	990	962
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	93
	Merck & Co. Inc.	5.000%	5/17/53	656	587
	Micron Technology Inc.	5.650%	11/1/32	115	117
[2]	Morgan Stanley	3.772%	1/24/29	175	171
[8]	Morgan Stanley	0.497%	2/7/31	675	679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley	2.511%	10/20/32	1,571	1,352
	Morgan Stanley	5.587%	1/18/36	40	40
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	405	426
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/30	435	440
	Nasdaq Inc.	5.550%	2/15/34	117	120
	Nasdaq Inc.	5.950%	8/15/53	105	104
	Nasdaq Inc.	6.100%	6/28/63	95	94
	NiSource Inc.	5.250%	3/30/28	255	260
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	208
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	8
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	214	224
	Oglethorpe Power Corp.	4.550%	6/1/44	20	16
	Oglethorpe Power Corp.	4.250%	4/1/46	81	61
[6]	Ohio Edison Co.	4.950%	12/15/29	105	106
	ONEOK Inc.	4.750%	10/15/31	425	415
	Oracle Corp.	5.250%	2/3/32	360	365
	Oracle Corp.	3.600%	4/1/40	909	709
	Oracle Corp.	3.650%	3/25/41	566	434
	Oracle Corp.	4.500%	7/8/44	480	395
	Oracle Corp.	4.000%	7/15/46	190	142
	Oracle Corp.	6.900%	11/9/52	15	16
	Oracle Corp.	5.550%	2/6/53	588	538
	Oracle Corp.	6.000%	8/3/55	125	121
	Paramount Global	3.375%	2/15/28	887	853
	Paramount Global	4.200%	6/1/29	1,760	1,701
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/29	820	832
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/30	220	223
	Pilgrim's Pride Corp.	4.250%	4/15/31	2,426	2,301
[6]	Pricoa Global Funding I	4.700%	5/28/30	150	151
[6]	Pricoa Global Funding I	5.350%	5/28/35	185	186
	Progressive Corp.	3.950%	3/26/50	648	493
[2,8]	Prologis Euro Finance LLC	4.250%	1/31/43	610	685
	Prologis LP	4.750%	1/15/31	160	160
	Prologis LP	5.250%	5/15/35	300	299
[4,6]	Protective Life Global Funding	4.803%	6/5/30	335	336
[6]	Protective Life Global Funding	5.432%	1/14/32	1,379	1,408
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	428	428
[2]	Prudential Financial Inc.	3.700%	3/13/51	830	592
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	895	806
	Public Service Enterprise Group Inc.	5.200%	4/1/29	570	582
	QUALCOMM Inc.	4.500%	5/20/52	160	131
	Realty Income Corp.	3.250%	6/15/29	467	444
[8]	Realty Income Corp.	4.875%	7/6/30	1,520	1,847
[6]	RGA Global Funding	5.448%	5/24/29	580	595
[6]	RGA Global Funding	5.250%	1/9/30	710	724
[6]	SBA Tower Trust	1.884%	1/15/26	110	108
[6]	SBA Tower Trust	1.631%	11/15/26	615	585
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	156	136
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	105	77
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	60	39
[2]	Shell Finance US Inc.	4.000%	5/10/46	275	214
	Shell International Finance BV	3.000%	11/26/51	340	213
[2]	SSM Health Care Corp.	3.823%	6/1/27	380	375
	Starbucks Corp.	4.800%	5/15/30	290	291
[8]	Stryker Corp.	3.375%	9/11/32	780	893
	Synopsys Inc.	4.850%	4/1/30	635	640
	Synopsys Inc.	5.000%	4/1/32	695	696
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	729	720
	Toledo Hospital	5.750%	11/15/38	70	69
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	426	429
	Tyson Foods Inc.	5.700%	3/15/34	2,502	2,548
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	29	29
	Verizon Communications Inc.	2.875%	11/20/50	180	109
[6]	VICI Properties LP	4.250%	12/1/26	2,444	2,417
[6]	VICI Properties LP	4.625%	12/1/29	1,009	979
	VICI Properties LP	5.125%	5/15/32	690	677
[2,9]	Walt Disney Co.	3.057%	3/30/27	1,225	892
[2,9]	Wells Fargo & Co.	2.975%	5/19/26	600	437
[2]	Wells Fargo & Co.	4.808%	7/25/28	831	833
[2]	Wells Fargo & Co.	2.879%	10/30/30	472	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo & Co.	5.557%	7/25/34	976	989
	Wells Fargo & Co.	5.211%	12/3/35	217	213
[2]	Wells Fargo & Co.	4.611%	4/25/53	1,097	903
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	65	65
[6]	Whistler Pipeline LLC	5.400%	9/30/29	841	844
[6]	Whistler Pipeline LLC	5.700%	9/30/31	565	568
					134,580
Total Corporate Bonds (Cost $213,335)					214,790
Sovereign Bonds (11.8%)
Australia (0.7%)
[2,13]	Commonwealth of Australia	2.750%	11/21/27	160	102
[2,13]	Commonwealth of Australia	2.250%	5/21/28	1,183	740
[2,13]	Commonwealth of Australia	3.250%	4/21/29	3,779	2,422
[2,13]	Commonwealth of Australia	1.000%	11/21/31	181	98
[2,13]	Commonwealth of Australia	4.500%	4/21/33	660	440
[2,13]	Commonwealth of Australia	3.750%	5/21/34	349	218
					4,020
Bermuda (0.0%)
[2,6]	Bermuda	2.375%	8/20/30	200	175
Bulgaria (0.6%)
[2,8]	Republic of Bulgaria	4.375%	5/13/31	355	436
[2,8]	Republic of Bulgaria	4.500%	1/27/33	550	676
[2,8]	Republic of Bulgaria	4.875%	5/13/36	1,510	1,899
[8]	Republic of Bulgaria	4.250%	9/5/44	265	305
[2,8]	Republic of Bulgaria	1.375%	9/23/50	665	460
					3,776
Canada (1.0%)
[9]	Canadian Government Bond	2.750%	9/1/27	1,100	804
[9]	Canadian Government Bond	3.000%	6/1/34	640	460
[9]	Canadian Government Bond	3.500%	12/1/45	110	81
[9]	Canadian Government Bond	2.750%	12/1/55	201	126
[9]	City of Montreal	3.500%	12/1/38	910	605
[9]	City of Toronto	3.200%	8/1/48	1,000	580
[2,13]	Province of British Columbia	5.250%	5/23/34	2,850	1,883
[2,11]	Province of Ontario	0.250%	6/28/29	1,075	1,297
[9]	Regional Municipality of York	2.150%	6/22/31	500	341
					6,177
Chile (0.1%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	781
Germany (5.6%)
[8]	Federal Republic of Germany	0.500%	2/15/26	7,475	8,415
[2,8]	Federal Republic of Germany	0.000%	10/9/26	1,250	1,387
[2,8]	Federal Republic of Germany	1.300%	10/15/27	6,735	7,567
[8]	Federal Republic of Germany	0.250%	2/15/29	1,340	1,433
[8]	Federal Republic of Germany	6.250%	1/4/30	4,685	6,298
[8]	Federal Republic of Germany	2.200%	2/15/34	7,390	8,245
[8]	Federal Republic of Germany	2.500%	8/15/54	375	385
					33,730
Israel (0.2%)
	State of Israel	5.375%	3/12/29	935	947
	State of Israel	5.500%	3/12/34	200	197
					1,144
Japan (1.0%)
[2,12]	Japan	0.600%	6/20/29	194,900	1,336
[2,12]	Japan	1.100%	6/20/34	355,650	2,408
[2,12]	Japan	1.100%	6/20/43	111,250	636
[2,12]	Japan	1.300%	12/20/43	31,050	182
[2,12]	Japan	0.700%	6/20/51	80,700	348
[2,12]	Japan	0.700%	9/20/51	4,850	21
[2,12]	Japan	1.200%	6/20/53	32,650	156
[2,12]	Japan	2.400%	3/20/55	119,250	754
					5,841
Mexico (0.1%)
	United Mexican States	6.400%	5/7/54	980	864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Netherlands (0.1%)
[2,8]	TenneT Holding BV	0.875%	6/3/30	385	403
Qatar (0.1%)
[2,6]	State of Qatar	5.103%	4/23/48	285	266
[2,6]	State of Qatar	4.400%	4/16/50	205	171
					437
Saudi Arabia (0.8%)
[2,6]	Kingdom of Saudi Arabia	5.375%	1/13/31	1,175	1,211
[2,6]	Kingdom of Saudi Arabia	5.625%	1/13/35	829	857
[2,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	643	599
[2,4,6]	Saudi Arabian Oil Co.	5.375%	6/2/35	1,240	1,235
[2,4,6]	Saudi Arabian Oil Co.	6.375%	6/2/55	880	862
					4,764
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	420	443
Supranational (0.8%)
[2,8]	European Union	0.000%	7/4/35	865	727
[2,8]	European Union	0.200%	6/4/36	740	613
[2,8]	European Union	4.000%	4/4/44	590	706
[2,8]	European Union	2.625%	2/4/48	2,605	2,504
					4,550
United Kingdom (0.6%)
[10]	United Kingdom	4.375%	3/7/30	2,115	2,874
[10]	United Kingdom	4.500%	9/7/34	220	295
[10]	United Kingdom	0.625%	10/22/50	1,280	624
					3,793
Total Sovereign Bonds (Cost $70,736)					70,898
Taxable Municipal Bonds (0.7%)
United States (0.7%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	64
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33	36
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	47
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	24
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	511	541
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	70	61
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	138
	Illinois GO	5.100%	6/1/33	1,482	1,474
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	140	141
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	5	5
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	165
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	245	263
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	554
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	99
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	455	462
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	135	134
Total Taxable Municipal Bonds (Cost $4,598)					4,208

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[16,17]	Vanguard Market Liquidity Fund (Cost $30,225)	4.342%	302,288	30,226
Total Investments (100.4%) (Cost $546,913)				605,597
Other Assets and Liabilities—Net (-0.4%)				(2,612)
Net Assets (100%)				602,985
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,614.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
5	Securities with a value of $262 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $81,536, representing 13.5% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17	Collateral of $4,789 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	30	6,223	3
10-Year U.S. Treasury Note	September 2025	16	1,772	(3)
				—

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(107)	(11,576)	(58)
Ultra 10-Year U.S. Treasury Note	September 2025	(26)	(2,926)	(7)
				(65)
				(65)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/30/25	EUR	369	USD	420	—	—
Goldman Sachs International	6/30/25	EUR	118	USD	134	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	6/30/25	JPY	29,000	USD	202	—	—
JPMorgan Chase Bank, N.A.	6/30/25	USD	8,637	AUD	13,442	—	(31)
JPMorgan Chase Bank, N.A.	6/30/25	USD	7,209	CAD	9,978	—	(71)
Bank of America, N.A.	6/30/25	USD	87	CAD	120	—	(1)
Goldman Sachs International	6/30/25	USD	2,566	CHF	2,107	—	(3)
Goldman Sachs International	6/30/25	USD	91,344	EUR	80,510	—	(230)
JPMorgan Chase Bank, N.A.	6/30/25	USD	1,182	EUR	1,040	—	(1)
JPMorgan Chase Bank, N.A.	6/30/25	USD	9,537	GBP	7,102	—	(32)
Goldman Sachs International	6/30/25	AUD	1,970	GBP	944	—	(1)
JPMorgan Chase Bank, N.A.	6/30/25	EUR	289	GBP	244	—	—
Goldman Sachs International	6/30/25	USD	6,042	JPY	867,457	—	(5)
Goldman Sachs International	6/30/25	AUD	2,276	JPY	209,400	8	—
Goldman Sachs International	6/30/25	GBP	338	JPY	65,000	2	—
						10	(375)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $368 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open interest rate swap contracts at May 31, 2025.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	101,588	4,777	—	106,365
Common Stocks—Other	4,400	109,594	—	113,994
U.S. Government and Agency Obligations	—	52,309	—	52,309
Asset-Backed/Commercial Mortgage-Backed Securities	—	12,807	—	12,807
Corporate Bonds	—	214,790	—	214,790
Sovereign Bonds	—	70,898	—	70,898
Taxable Municipal Bonds	—	4,208	—	4,208
Temporary Cash Investments	30,226	—	—	30,226
Total	136,214	469,383	—	605,597

Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
Forward Currency Contracts	—	10	—	10
Total	3	10	—	13
Liabilities
Futures Contracts[1]	(68)	—	—	(68)
Forward Currency Contracts	—	(375)	—	(375)
Total	(68)	(375)	—	(443)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.